                 LETTER TO THE SHAREHOLDERS OF THE J.P. MORGAN
                         TAX AWARE ENHANCED INCOME FUND

June 1, 1999

Dear Shareholder,

On April 16, 1999, J.P. Morgan launched the newest member in its lineup of tax-sensitive investment products, the J.P. Morgan Tax Aware Enhanced Income Fund Institutional Shares. The fund's net asset value was $14.99 per share on April 30, 1999. The fund's net assets were approximately $129 million on April 30, 1999. Dividends of approximately $0.02 per share were paid from ordinary income.

This report includes a discussion with Richard Oswald, the portfolio manager primarily responsible for the J.P. Morgan Tax Aware Enhanced Income Fund. In this interview, Dick talks about his strategy for this new fund and what he sees on the horizon for the next six months.

As chairman and president of Asset Management Services, we appreciate your investment in the fund. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 766-7722.

Sincerely yours,


/s/ Ramon de Oliveira                    /s/ Keith M. Schappert

Ramon de Oliveira                        Keith M. Schappert
Chairman of Asset Management Services    President of Asset Management Services
J.P. Morgan & Co. Incorporated           J.P. Morgan & Co. Incorporated

-------------------------------------------------------------------------------
TABLE OF CONTENTS
LETTER TO THE SHAREHOLDERS. . . . 1           FUND FACTS AND HIGHLIGHTS. . . .4

PORTFOLIO MANAGER Q&A . . . . . . 2           FINANCIAL STATEMENTS . . . . . .6
-------------------------------------------------------------------------------

PORTFOLIO MANAGER Q&A

[PHOTO]

The following is an interview with RICHARD OSWALD, vice president, who is responsible for managing the J.P. Morgan Tax Aware Enhanced Income Fund. Dick joined Morgan in October 1996 after eight years with CBS Inc., where he served as corporate treasurer and president of the company's investment subsidiary. Dick has also held financial positions with Primerica Corporation and Price Waterhouse. He earned a B.A. from the University of Toronto and an M.B.A. from the Rochester Institute of Technology, and is licensed as a C.P.A. in New York State. This interview was conducted on May 18, 1999, and represents Dick's views on that date.

THE FUND WAS LAUNCHED ONLY RECENTLY. WHY DON'T YOU TELL US A LITTLE ABOUT IT?

RO: The fund's stated goal is to provide high current after-tax income consistent with principal preservation. We aim to give investors a return, after taxes and fees, 30-50 basis points greater than that of money market funds, while maintaining a lower risk profile than the typical longer-duration bond fund. The fund is most appropriate for high-tax-bracket individuals who are seeking cash management for long-term asset allocations, for long-term liquidity needs, or in anticipation of future large expenditures.

We seek to add value beyond that of money market funds in a variety of ways. To maximize high current income on an after-tax basis, we actively allocate the assets of the fund between both tax-exempt and taxable fixed income securities in an effort to take advantage of trends in those markets. And unlike money market strategies, the J.P. Morgan Tax Aware Enhanced Income Fund may invest in securities of any maturity, enabling us to seek price appreciation as well as income. This also frees us up to invest in interest rate swaps, futures contracts, options, and the like.

HOW HAVE YOU INVESTED THE FUND THUS FAR?

RO: We're obliged to have at least 50% of the portfolio invested in tax-exempt securities, but right now we're 100% in tax-exempt municipal issues. At this time of year, munis tend to be attractive relative to their taxable counterparts; tax-exempt muni funds tend to experience significant outflows as investors pay their income taxes through the redemption of fund holdings, causing short-term muni rates to rise. This year, outflows were even greater than expected, and short-term tax-exempt rates rose more than 100 basis points over the course of April. This condition will probably exist through late spring or early summer, at which point we expect taxable securities to become more attractive.

We try to keep the duration of the portfolio at about one year, so we've also been buying securities with maturities in the one- to four-year range, capitalizing on the current steepness in the tax-exempt yield curve and locking in those higher yields that we are seeing out to four years. We also bought a number of callable securities where we felt that we were being adequately compensated for the embedded call provision.

WHAT IS YOUR OUTLOOK GOING FORWARD?

RO: We expect the U.S. economy to continue to be strong; in fact, we recently raised our 1999 GDP forecast again. But since we also expect inflation to continue to be benign, we think the Fed will stick with its patient approach to rates and remain on hold in the near term, despite its recent shift to a tightening bias from a neutral one. Regardless, we believe that concern in the market about the domestic economy's continued strength may override indications that inflation remains in check. As a result, we expect the 30-year Treasury bond to trade between 5.40% and 6.00%, with risk on the upside of that range.

The fund was launched on April 16, and we've seen our assets under management grow to $129 million from $50 million; we expect assets to continue to flow steadily into the fund. As we get into the summer, we expect short-term muni rates to come down, making taxable instruments relatively more attractive. We'll likely cycle some funds into that arena. We'll keep duration near our one-year target. Other than that, we'll continue to examine sectors on a daily basis to assess fair value and the likelihood of a widening or narrowing of spreads, and invest accordingly.

FUND FACTS

INVESTMENT OBJECTIVE

J.P. Morgan Tax Aware Enhanced Income Fund seeks to provide high current after tax income consistent with principal preservation by investing in tax exempt and taxable fixed income securities.


-------------------------------------------------------------------------------
COMMENCEMENT OF INVESTMENT OPERATIONS
4/16/99

-------------------------------------------------------------------------------
FUND NET ASSETS AS OF 4/30/99
$128,714,785

-------------------------------------------------------------------------------
DIVIDEND PAYABLE DATE
MONTHLY

-------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/13/99


EXPENSE RATIO
The institutional shares' current annualized expense ratio of 0.25% covers shareholders' expenses for custody, tax reporting, and investment advisory and shareholder services, after reimbursement. The fund is no-load and does not charge any sales or exchange fees. There are no additional charges for buying, selling, or safekeeping fund shares, or for wiring redemption proceeds from the fund.

FUND HIGHLIGHTS
ALL DATA AS OF APRIL 30, 1999

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)


INSURED                        29.8%
SHORT-TERM AND OTHER           28.0%
AUCTION RATE DEBT BONDS        15.2%
GENERAL OBLIGATION             14.6%
REVENUE BONDS                  12.4%

DISTRIBUTED BY FUNDS DISTRIBUTOR, INC. J.P. MORGAN INVESTMENT MANAGEMENT INC. SERVES AS INVESTMENT ADVISOR. SHARES OF THE FUND ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED BY ANY BANK, GOVERNMENT ENTITY, OR THE FDIC. RETURN AND SHARE PRICE WILL FLUCTUATE AND REDEMPTION VALUE MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

Opinions expressed herein are based on current market conditions and are subject to change without notice.

CALL J.P. MORGAN FUNDS SERVICES AT (800) 766-7722 (INSTITUTIONAL SHARES) FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ABOUT THE FUND INCLUDING MANAGEMENT FEES AND OTHER EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                     MOODY'S/
    AMOUNT                                                           SECURITY     S&P      MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE     RATINGS      DATE        RATE      VALUE
--------------    -------------------------------------------------  --------   --------  -----------   ------  -----------
LONG-TERM INVESTMENTS (66.3%)
MUNICIPAL SECURITIES (66.3%)
CALIFORNIA (1.9%)
$       2,500     Student Education Loan Marketing Corp.,
                    (California Student Loan Revenue, Callable,
                    Refunding, Series A, due 07/01/10).............    ARDB      NR/AAA   05/25/99(a)    3.350% $ 2,500,000
                                                                                                                -----------

ILLINOIS (4.0%)
        2,000     Chicago Metropolitan Water Reclamation District,
                    (Greater Chicago Capital Improvement)..........      GO      Aa2/AA   01/01/01       7.000    2,104,920
        3,000     Illinois Health Facilities Authority Revenue,
                    (Rockford Memorial Hospital Group, Callable,
                    due 08/15/24), AMBAC Insured...................    ARDB     Aaa/AAA   06/02/99(a)    3.440    3,000,000
                                                                                                                -----------
                      TOTAL ILLINOIS...............................                                               5,104,920
                                                                                                                -----------

IOWA (2.5%)
        3,000     Polk County Revenue, (Health Facilities, Mercy
                    Health Center, Prerefunded, due 11/01/15), MBIA
                    Insured........................................      RB     Aaa/AAA   11/01/01(a)    6.750    3,251,970
                                                                                                                -----------

MAINE (2.3%)
        3,000     Maine Educational Loan Marketing Corp., (Student
                    Loan Revenue, Callable, Refunding, Series A-2,
                    due 11/01/09)..................................    ARDB      Aaa/NR   06/02/99(a)    3.400    3,000,000
                                                                                                                -----------

MARYLAND (1.7%)
        2,000     Montgomery County, (Callable, due 10/01/03)......      GO     Aaa/AAA   10/01/01(a)    5.900    2,137,880
                                                                                                                -----------

MICHIGAN (1.6%)
        2,000     Michigan Higher Education Student Loan,
                    (Callable, Refunding, Series XII H-1, due
                    10/01/20), AMBAC Insured.......................    ARDB     Aaa/AAA   05/25/99(a)    3.250    2,000,000
                                                                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                     MOODY'S/
    AMOUNT                                                           SECURITY     S&P      MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE     RATINGS      DATE        RATE      VALUE
--------------    -------------------------------------------------  --------   --------  -----------   ------  -----------
MINNESOTA (1.6%)
$       2,000     Northern Municipal Power Agency, (Minnesota
                    Electric System Revenue, Refunding), FSA
                    Insured........................................      RB     Aaa/AAA   01/01/01       4.600% $ 2,031,780
                                                                                                                -----------

MISSISSIPPI (3.9%)
        3,000     Mississippi Higher Education Assistance Corp.,
                    (Student Loan Revenue, Callable, Refunding,
                    Series B, due 09/01/04)........................    ARDB      Aaa/NR   06/02/99(a)    3.400    3,000,000
        2,000     Mississippi Higher Education, (Callable, Series
                    B, due 09/01/09)...............................    ARDB      Aaa/NR   05/25/99(a)    3.290    2,000,000
                                                                                                                -----------
                      TOTAL MISSISSIPPI............................                                               5,000,000
                                                                                                                -----------

MONTANA (3.9%)
        5,000     Montana State Higher Education Student Assistance
                    Corp., (Student Loan Revenue, Callable, Series
                    A, due 12/01/15)...............................    ARDB      Aaa/NR   06/04/99(a)    3.550    5,000,000
                                                                                                                -----------

NEBRASKA (4.0%)
        3,000     Nebraska Public Power District Revenue, (Power
                    Supply System, Prerefunded, due 01/01/15), MBIA
                    Insured........................................      RB     Aaa/AAA   01/01/03(a)    6.125    3,292,410
        1,665     Omaha Airport Authority, (Airport Revenue,
                    Prerefunded, due 01/01/14).....................      RB       A1/A    01/01/02(a)    8.375    1,889,775
                                                                                                                -----------
                      TOTAL NEBRASKA...............................                                               5,182,185
                                                                                                                -----------

NEW JERSEY (1.7%)
        2,000     New Jersey Transportation Corp., (Callable,
                    Series A, due 09/01/03), FSA Insured...........      RB     Aaa/AAA   03/01/03(a)    5.500    2,119,780
                                                                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                     MOODY'S/
    AMOUNT                                                           SECURITY     S&P      MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE     RATINGS      DATE        RATE      VALUE
--------------    -------------------------------------------------  --------   --------  -----------   ------  -----------
NEW MEXICO (1.6%)
$       2,000     New Mexico Educational Assistance Foundation,
                    (Student Loan Revenue, Callable, Refunding,
                    Series A-1, due 11/01/25)......................    ARDB      Aaa/NR   05/25/99(a)    3.250% $ 2,000,000
                                                                                                                -----------

NEW YORK (2.1%)
        2,620     New York, (Refunding,
                    Series D)......................................      GO      A3/A-    08/01/02       5.000    2,708,346
                                                                                                                -----------

PENNSYLVANIA (6.6%)
        2,200     Pennsylvania, (Callable, 3rd Series, due
                    12/01/06)......................................      GO      Aa3/AA   12/01/02(a)    5.875    2,362,338
        5,900     Philadelphia School District, (Series A), MBIA
                    Insured........................................      GO     Aaa/AAA   07/01/02       5.250    6,164,320
                                                                                                                -----------
                      TOTAL PENNSYLVANIA...........................                                               8,526,658
                                                                                                                -----------

PUERTO RICO (1.9%)
        2,250     Puerto Rico Commonwealth Highway & Transportation
                    Authority, (Highway Revenue, Refunding,
                    Callable, Series V, due 07/01/12)..............      RB      Baa1/A   07/01/02(a)    6.625    2,453,085
                                                                                                                -----------

RHODE ISLAND (2.3%)
        3,000     Rhode Island Student Loan Authority, (Student
                    Loan Revenue, Callable, Series 1, due
                    12/01/30), AMBAC Insured.......................    ARDB     Aaa/AAA   06/02/99(a)    3.400    3,000,000
                                                                                                                -----------

SOUTH CAROLINA (1.2%)
        1,400     South Carolina Public Service Authority Revenue,
                    (Prerefunded, Series B, due 07/01/21)..........      RB     Aaa/AAA   07/01/01(a)    7.100    1,527,204
                                                                                                                -----------

SOUTH DAKOTA (2.7%)
        3,500     Education Loans, (Student Loan Revenue, Callable,
                    Series 1C, due 06/01/20).......................    ARDB      Aaa/NR   06/03/99(a)    3.500    3,500,000
                                                                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                     MOODY'S/
    AMOUNT                                                           SECURITY     S&P      MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE     RATINGS      DATE        RATE      VALUE
--------------    -------------------------------------------------  --------   --------  -----------   ------  -----------
TENNESSEE (1.1%)
$       1,350     Tennessee, (Prerefunded, Series B, due
                    06/01/11)......................................      GO     Aaa/AAA   06/01/01(a)    6.850% $ 1,457,028
                                                                                                                -----------

TEXAS (8.1%)
        1,000     El Paso, (Prerefunded, due 08/15/08), FGIC
                    Insured........................................      GO     Aaa/AAA   08/15/04(a)    5.600    1,075,380
        5,825     Houston, (Callable, Refunding, Series C, due
                    03/01/03)......................................      GO     Aa3/AA-   03/01/02(a)    5.900    6,165,064
        3,035     Humble Independent School District, (Callable,
                    Refunding, due 2/15/04)........................      GO     Aaa/AAA   02/15/03(a)    6.000    3,240,166
                                                                                                                -----------
                      TOTAL TEXAS..................................                                              10,480,610
                                                                                                                -----------

UTAH (1.6%)
        2,000     Intermountain Power Agency, (Power Supply
                    Revenue, Prerefunded, Series B, due
                    07/01/23)......................................      RB      A1/A+    07/01/99(a)    6.000    2,008,300
                                                                                                                -----------

WASHINGTON (8.0%)
        2,600     Seattle Municipal Light & Power Revenue,
                    (Callable, Refunding, Series B, due
                    08/01/04)......................................      RB      Aa2/AA   08/01/02(a)    5.500    2,775,344
        1,000     Snohomish County Solid Waste Revenue,
                    (Prerefunded, due 12/01/10), MBIA Insured......      RB     Aaa/AAA   12/01/01(a)    7.000    1,101,550
        5,000     Washington Public Power Supply System, (Nuclear
                    Project #2, Prerefunded, Series C, due
                    07/01/10)......................................      RB     Aaa/AAA   01/01/01(a)    7.625    5,414,550
        1,000     Washington Public Power Supply System, (Nuclear
                    Project #3, Callable, Refunding, Series B, due
                    07/01/04)......................................      RB     Aa1/AA-   07/01/00(a)    7.375    1,058,060
                                                                                                                -----------
                      TOTAL WASHINGTON.............................                                              10,349,504
                                                                                                                -----------
                      TOTAL LONG TERM INVESTMENTS (COST
                        $85,400,187)...............................                                              85,339,250
                                                                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                     MOODY'S/
    AMOUNT                                                           SECURITY     S&P      MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE     RATINGS      DATE        RATE      VALUE
--------------    -------------------------------------------------  --------   --------  -----------   ------  -----------
SHORT-TERM INVESTMENTS (40.8%)
MUNICIPAL SECURITIES (40.7%)
ALABAMA (1.4%)
$       1,750     Columbia Industrial Development Board, (PCR,
                    Alabama Power Co. Project, Refunding, Series C,
                    due 10/01/22)..................................    VRDN     VMIG1/A-1 05/03/99(a)    4.400% $ 1,750,000
                                                                                                                -----------

CALIFORNIA (2.3%)
        3,000     Contra Costa County Transportation, (Registered
                    D, Series A27, due 10/01/99), SPA-Bank of New
                    York Insured...................................    VRDN     VMIG1/A-1+ 05/05/99(a)   4.100    3,000,000
                                                                                                                -----------

FLORIDA (3.0%)
        3,800     Dade County Water & Sewer System Revenue,
                    (Callable, due 10/05/22), FGIC Insured.........    VRDN     VMIG1/A-1+ 05/05/99(a)   3.850    3,800,000
                                                                                                                -----------

GEORGIA (0.2%)
          200     Burke County Development Authority, (PCR, Georgia
                    Power Co., Vogtle Project-4th Series, Callable,
                    due 09/01/25)..................................    VRDN     VMIG1/A-1 05/03/99(a)    4.250      200,000
                                                                                                                -----------

LOUISIANA (1.3%)
        1,700     Louisiana Offshore Terminal Authority, (Deepwater
                    Port Revenue, Callable, Refunding due
                    09/01/06), LOC-Union Bank of Switzerland AG....    VRDN     VMIG1/NR  05/03/99(a)    4.250    1,700,000
                                                                                                                -----------

MISSISSIPPI (2.9%)
        2,300     Jackson County PCR, (Chevron USA Inc. Project,
                    Callable, Refunding, due 06/01/23).............    VRDN      P-1/NR   05/03/99(a)    4.250    2,300,000
        1,500     Perry County PCR, (Leaf River Forest Project,
                    Callable, Refunding, due 03/01/02),
                    LOC-Wachovia Bank..............................    VRDN      P-1/NR   05/03/99(a)    4.250    1,500,000
                                                                                                                -----------
                                                                                                                  3,800,000
                                                                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                     MOODY'S/
    AMOUNT                                                           SECURITY     S&P      MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE     RATINGS      DATE        RATE      VALUE
--------------    -------------------------------------------------  --------   --------  -----------   ------  -----------
MONTANA (1.6%)
$       2,000     Montana..........................................    TRAN     MIG1/SP-1+ 06/30/99      3.500% $ 2,000,304
                                                                                                                -----------

NEVADA (2.7%)
        3,500     Clark County Airport, (Improvement Revenue,
                    Callable, Refunding, Series A, due 07/01/12),
                    MBIA
                    Insured........................................    VRDN     VMIG1/A-1+ 05/05/99(a)   3.850    3,500,000
                                                                                                                -----------

NEW YORK (11.0%)
        2,500     Long Island Power Authority, (Electric System
                    Revenue, Callable, Series 2, due 05/01/33),
                    LOC-Westdeutsche Landesbank and Bayerische
                    Landesbank.....................................    VRDN     VMIG1/A-1+ 05/05/99(a)   3.950    2,500,000
        3,100     New York City Municipal Assistance Corp.,
                    (Prerefunded, Series K-1, due 07/01/08),
                    LOC-Westdeutsche Landesbank....................    VRDN     VMIG1/A-1+ 05/05/99(a)   4.000    3,100,000
        3,000     New York City Municipal Assistance Corp.,
                    (Prerefunded, Series K-2, due 07/01/08),
                    LOC-Bayerische Landesbank......................    VRDN     VMIG1/A-1+ 05/05/99(a)   4.000    3,000,000
          600     New York City Municipal Water Finance Authority,
                    (Water & Sewer Systems Revenue, Callable,
                    Refunding, Series A, due 06/15/25), FGIC
                    Insured........................................    VRDN     VMIGI/A-1+ 05/03/99(a)   4.400      600,000
        3,000     New York City Municipal Water Finance Authority,
                    (Water & Sewer Systems Revenue, Callable,
                    Refunding, Series G, due 06/15/24), FGIC
                    Insured........................................    VRDN     VMIG1/A-1+ 05/03/99(a)   4.250    3,000,000
        1,950     New York Energy Research & Development Authority,
                    (PCR, Electric & Gas, Callable, Refunding,
                    Series B, due 02/01/29), LOC-Union Bank of
                    Switzerland....................................    VRDN     VMIGI/A-1+ 05/03/99(a)   4.250    1,950,000
                                                                                                                -----------
                                                                                                                 14,150,000
                                                                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                     MOODY'S/
    AMOUNT                                                           SECURITY     S&P      MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE     RATINGS      DATE        RATE      VALUE
--------------    -------------------------------------------------  --------   --------  -----------   ------  -----------
NORTH CAROLINA (1.9%)
$       2,500     Wake County Industrial Facilities & Pollution
                    Control, (Financing Authority Revenue,
                    Callable, Refunding, Series B, due 06/15/14),
                    LOC-Bank of New York...........................    VRDN     VMIG1/A-1+ 05/03/99      4.400% $ 2,500,000
                                                                                                                -----------

VIRGINIA (2.3%)
        3,000     Virginia State Transportation Board,
                    (Transportation Contract Revenue, Series A6,
                    due 04/01/18), LIQ FAC-Bayerische Hypo.........    VRDN     VMIG1/NR  05/05/99(a)    4.150    3,000,000
                                                                                                                -----------

WYOMING (2.3%)
        1,900     Lincoln County PCR, (Exxon Project, Callable,
                    Series B, due 11/01/14)........................    VRDN     P-1/A-1+  05/03/99(a)    4.150    1,900,000
        1,100     Sweetwater County PCR, (Pacificorp Project,
                    Callable, Refunding, Series B, due 01/01/14),
                    LOC-Canadian Imperial Bank.....................    VRDN     P-1/A-1+  05/03/99(a)    4.400    1,100,000
                                                                                                                -----------
                                                                                                                  3,000,000
                                                                                                                -----------

OTHER (7.8%)
        2,590     Puttable Floating Option, (Tax Exempt Receipts,
                    Callable, Series SG P-5, due 07/02/27), LIQ
                    FAC-Societe Generale...........................    VRDN     NR/A-1+c  05/06/99(a)    3.430    2,590,000
        2,465     Puttable Floating Option, (Tax Exempt Receipts,
                    Callable, Series SG P-6, due 01/01/28), LIQ
                    FAC-Societe Generale...........................    VRDN     NR/A-1+c  05/06/99(a)    3.430    2,465,000
        4,960     Puttable Floating Option, (Tax Exempt Receipts,
                    Series SG P-8, due 06/15/30), LIQ FAC-Societe
                    Generale.......................................    VRDN     NR/A-1+c  05/06/99(a)    3.430    4,960,000
                                                                                                                -----------
                                                                                                                 10,015,000
                                                                                                                -----------
                      TOTAL MUNICIPAL SECURITIES (COST $52,451,304)...........................................   52,415,304
                                                                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1999
--------------------------------------------------------------------------------

  PRINCIPAL                                                                     MOODY'S/
    AMOUNT                                                           SECURITY     S&P      MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE     RATINGS      DATE        RATE      VALUE
--------------    -------------------------------------------------  --------   --------  -----------   ------  -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)
$         120     Student Loan Marketing Association (Cost
                    $119,968)......................................     ADN      NR/NR    05/03/99(a)    4.866%(y) $   119,968
                                                                                                                -----------
                      TOTAL SHORT-TERM INVESTMENTS (COST $52,535,272).........................................   52,535,272
                                                                                                                -----------
                  TOTAL INVESTMENTS (COST $137,935,459) (107.1%)..............................................  137,874,522
                  LIABILITIES IN EXCESS OF OTHER ASSETS (-7.1%)...............................................   (9,159,737)
                                                                                                                -----------
                  NET ASSETS (100.0%).........................................................................  $128,714,785
                                                                                                                -----------
                                                                                                                -----------

------------------------------
Note: Based on the cost of the investments of $137,935,459, for federal income tax purposes at April 30, 1999, the aggregate gross unrealized appreciation and depreciation was $12,707 and $73,644, respectively, resulting in net unrealized depreciation of investments of $60,937.

(a) The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date, which may vary. The actual maturity date is indicated in the security description.

(y) Yield to maturity.

ADN - Agency Discount Note.
AMBAC - Ambac Indemnity Corp.
ARDB - Auction Rate Debt Bond.
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Securities Assistance.
GO - General Obligation.
LIQ FAC - Liquidity Facility.
LOC - Letter of Credit.
MBIA - Municipal Bond Investors Assurance Corp.
NR - Not Rated.
PCR - Pollution Control Revenue.
RB - Revenue Bond.
SPA - Standby Purchase Agreement.
TRAN - Tax Revenue Anticipation Note.
VRDN - Variable Rate Demand Note.

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $137,935,459)           $137,874,522
Interest Receivable                                   1,531,709
Receivable for Expense Reimbursements                    12,719
Receivable for Fund Shares Sold                           6,500
                                                   ------------
    Total Assets                                    139,425,450
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     9,760,600
Payable for Fund Shares Redeemed                        880,672
Distributions Payable to Shareholders                    49,348
Advisory Fee Payable                                      5,852
Shareholder Servicing Fee Payable                         2,341
Due to Custodian                                          1,474
Administrative Services Fee Payable                       1,139
Administration Fee Payable                                   20
Accrued Trustees' Fees and Expenses                          15
Accrued Expenses                                          9,204
                                                   ------------
    Total Liabilities                                10,710,665
                                                   ------------
NET ASSETS                                         $128,714,785
                                                   ------------
                                                   ------------
INSTITUTIONAL SHARES
Applicable to 8,587,225 shares outstanding
  (par value $0.001, unlimited shares authorized)  $128,714,785
                                                   ------------
                                                   ------------
Net Asset Value, Offering and Redemption Price
  per Share                                              $14.99
                                                          -----
                                                          -----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $128,775,722
Net Unrealized Depreciation of Investments              (60,937)
                                                   ------------
    Net Assets                                     $128,714,785
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD APRIL 16, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH APRIL 30,
1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                               $ 95,640
EXPENSES
Advisory Fee                                       $  5,852
Custodian Fees and Expenses                           3,126
Shareholder Servicing Fee-Institutional Shares        2,341
Registration Fees                                     2,194
Professional Fees and Expenses                        1,953
Administrative Services Fee                           1,139
Printing Expenses                                     1,072
Transfer Agent Fee                                      632
Administrative Fee                                       20
Trustees' Fees and Expenses                              15
Miscellaneous                                           227
                                                   --------
    Total Expenses                                   18,571
Less: Reimbursement of Expenses                     (12,719)
                                                   --------
NET EXPENSES                                                     5,852
                                                              --------
NET INVESTMENT INCOME                                           89,788
NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENTS                                                  (60,937)
                                                              --------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $ 28,851
                                                              --------
                                                              --------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                     FOR THE PERIOD
                                                     APRIL 16, 1999
                                                    (COMMENCEMENT OF
                                                   OPERATIONS) THROUGH
                                                     APRIL 30, 1999
                                                   -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $           89,788
Net Change in Unrealized Depreciation of
  Investments                                                 (60,937)
                                                   -------------------
    Net Increase in Net Assets Resulting from
      Operations                                               28,851
                                                   -------------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT
  INCOME
Institutional Shares                                          (89,788)
                                                   -------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold          131,624,804
Reinvestment of Dividends                                      40,439
Cost of Shares of Beneficial Interest Redeemed             (2,889,521)
                                                   -------------------
    Net Increase from Shareholder Transactions            128,775,722
                                                   -------------------
    Total Increase in Net Assets                          128,714,785
NET ASSETS
Beginning of Period                                                --
                                                   -------------------
End of Period                                      $      128,714,785
                                                   -------------------
                                                   -------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

J.P. MORGAN TAX AWARE ENHANCED INCOME FUND
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout this period is as follows:

                                                      INSTITUTIONAL
                                                         SHARES
                                                     FOR THE PERIOD
                                                     APRIL 16, 1999
                                                    (COMMENCEMENT OF
                                                   OPERATIONS) THROUGH
                                                     APRIL 30, 1999
                                                   -------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $            15.00
                                                   -------------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                            0.02
Net Realized and Unrealized Loss on Investments                 (0.01)
                                                   -------------------
Total from Investment Operations                                 0.01
                                                   -------------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                           (0.02)
                                                   -------------------

NET ASSET VALUE, END OF PERIOD                     $            14.99
                                                   -------------------
                                                   -------------------

RATIOS AND SUPPLEMENTAL DATA
Total Return                                                     0.04%(a)
Net Assets, End of Period (in thousands)           $          128,715
Ratios to Average Net Assets
  Net Expenses                                                   0.25%(b)
  Net Investment Income                                          3.84%(b)
  Expenses without Reimbursement                                 0.79%(b)
Portfolio Turnover                                                  0%

------------------------
(a) Not annualized.

(b) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

J. P. MORGAN TAX AWARE ENHANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30,1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

J.P. Morgan Tax Aware Enhanced Income Fund (the "fund") is a series of J.P. Morgan Series Trust, a Massachusetts business trust (the "trust") which was organized on August 15, 1996. The trust is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The trustees of the trust have divided the beneficial interests in the fund into two classes of shares, Institutional Shares which commenced operations on April 16, 1999, and Select Shares scheduled to commence operations on May 6, 1999. The investment objective of the fund is to provide high current after tax income consistent with principal preservation by investing in tax exempt securities that are primarily municipal obligations and taxable fixed income securities. The Declaration of Trust permits the trustees to issue an unlimited number of shares in the fund.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the fund:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked price on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Independent pricing services procedures include the use of prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the fund's trustees. All short-term securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the fund's trustees.

      The fund's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the fund. It is the policy of the fund to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the fund has the right

J. P. MORGAN TAX AWARE ENHANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30,1999
--------------------------------------------------------------------------------
      to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the fund are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the fund are presented at the exchange rates and market values prevailing at the end of the period, the fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The fund may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the fund as unrealized appreciation or depreciation of forward foreign currency contract translations. At April 30, 1999, the fund had no open forward foreign currency contracts.

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Upon entering into such a contract the fund is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the fund agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The fund invests in futures contracts for the purpose of hedging its existing fund securities, or securities the fund intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in

J. P. MORGAN TAX AWARE ENHANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30,1999
--------------------------------------------------------------------------------
      the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. There were no open futures contracts at April 30, 1999.

   f) The fund may enter into commitments to buy and sell investments to settle on future dates as part of its normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the security were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

   g) The fund may engage in swap transactions, specifically interest rate, currency, index and total return swaps. The fund will use these transactions to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. An interest rate swap is an agreement between two parties to exchange interest payments on a specified amount ("the notional amount") for a specified period. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Risks associated with swap transactions include the ability of counterparties to meet the terms of their contracts, and the amount of the fund's potential gain or loss on swap transactions is not subject to any fixed limit.

   h) Net investment income (other than shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

   i) Substantially all of the fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholder's of net realized capital gains, if any, are declared and paid annually.

   j) The fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

2. TRANSACTIONS WITH AFFILIATES

   a) The fund has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan and Company, Incorporated ("J.P.Morgan"). Under the terms of the agreement, the fund pays Morgan at an annual rate of 0.25% of the fund's average daily net assets. For the period April 16, 1999 (commencement of operations) through April 30, 1999, this fee amounted to $5,852.

J. P. MORGAN TAX AWARE ENHANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30,1999
--------------------------------------------------------------------------------

   b) The trust, on behalf of the fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the fund. Under a Co-Administration Agreement between FDI and the trust on behalf of the fund, FDI provides administrative services necessary for the operations of the fund, furnishes office space and facilities required for conducting the business of the fund and pays the compensation of the fund's officers affiliated with FDI. The fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the fund is based on the ratio of the fund's net assets to the aggregate net assets of the trust and certain other investment companies subject to similar agreements with FDI. For the period April 16, 1999 (commencement of operations) through April 30, 1999, the fee for these services amounted to $20.

   c) The trust, on behalf of the fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for overseeing certain aspects of the administration and operation of the fund. Under the Services Agreement, the fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the trust and certain other investment companies for which Morgan provides similar services in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by the fund is determined by the proportionate share that its net assets bear to the net assets of the trust and certain other investment companies for which Morgan provides similar services. For the period April 16, 1999 (commencement of operations) through April 30, 1999, the fee for these services amounted to $1,139.

      In addition, J.P. Morgan has agreed to reimburse the fund to the extent necessary to maintain the total operating expenses of the fund, at no more than annual 0.25% and 0.50% of the average daily net assets of the Institutional Shares and Select Shares, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan. For the period April 16, 1999 (commencement of operations) through April 30, 1999, Morgan has agreed to reimburse Institutional Shares $12,719 for expenses under this agreement.

   d) The trust, on behalf of the fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal account maintenance services to fund shareholders. The agreement provides for the fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.10% and 0.25% for Institutional Shares and Select Shares, respectively. For the period April 16, 1999 (commencement of operations) through April 30, 1999, the fee for these services amounted to $2,341 for Institutional Shares.

      Morgan, Charles Schwab & Co. ("Schwab") and the trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services

J. P. MORGAN TAX AWARE ENHANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30,1999
--------------------------------------------------------------------------------
      agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the trust and Morgan is terminated, the fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

   e) The trust, on behalf of the fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the trust's affairs. The trustees of the trust represent all the existing shareholders of Group. The fund's allocated portion of Group's costs will commence after April 30, 1999

   f) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represents the fund's allocated portion of the total fees and expenses. The trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits will commence after April 30, 1999.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the fund were as follows:

                                                    FOR THE PERIOD
                                                    APRIL 16, 1999
                                                   (COMMENCEMENT OF
                                                     OPERATIONS)
                                                       THROUGH
                                                    APRIL 30, 1999
                                                   ----------------
INSTITUTIONAL SHARES
-------------------------------------------------
Shares sold......................................        8,777,237
Dividend reinvestment............................            2,698
Shares redeemed..................................         (192,710)
                                                   ----------------
Net Increase.....................................        8,587,225
                                                   ----------------
                                                   ----------------

4. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the period April 16, 1999 (commencement of operations) through April 30, 1999 were as follows:

                                                     COST OF      PROCEEDS
                                                    PURCHASES    FROM SALES
                                                   -----------   ----------
Municipal Obligations............................  $85,409,825   $       0

J. P. MORGAN TAX AWARE ENHANCED INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30,1999
--------------------------------------------------------------------------------

5. CREDIT AGREEMENT
The trust, on behalf of the fund, together with other affiliated investment companies (the "funds"), entered into a revolving line of credit agreement (the "Agreement") on May 27, 1998, with unaffiliated lenders. The maximum borrowing under the Agreement was $150,000,000. The Agreement expired on May 26, 1999, however, the fund as party to the Agreement has extended the Agreement and will continue its participation therein for an additional 364 days until May 23, 2000. The maximum borrowing under the current agreement is $150,000,000. The purpose of the Agreement is to provide another alternative for settling large fund shareholder redemptions. Interest on any such borrowings outstanding will approximate market rates. Prior to May 26, 1999 the funds paid a commitment fee at an annual rate of 0.065% on the unused portion of the committed amount; under the current Agreement, the commitment fee has increased to an annual rate of 0.085% on the unused portion of the committed amount. The commitment fee is allocated to the funds in accordance with procedures established by their respective trustees or directors. There were no outstanding borrowings pursuant to the Agreement as of April 30, 1999.

FOR MORE INFORMATION ON THE J.P. MORGAN FUNDS,
CALL J.P. MORGAN FUNDS SERVICES:
     INSTITUTIONAL SHARES (800) 766-7722.


J.P. MORGAN
TAX AWARE
ENHANCED
INCOME FUND


SEMIANNUAL REPORT
APRIL 30, 1999